Variable Interest Entities	6 Months Ended
Jun. 30, 2020
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities
15.	Variable Interest Entities
As of June 30, 2020, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE.

The VIE, PT Navigator Khatulistiwa, had total assets and liabilities, as of June 30, 2020, of $125.2 million (December 31, 2019: $123.1 million) and $21.3 million (December 31, 2019: $20.4 million) respectively. These amounts have been included in the Company’s consolidated balance sheets as of December 31, 2019 and June 30, 2020.
On October 21, 2019, the Company entered a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. The sale price agreed was $77.5 million, with the buyer paying 90% of the vessel’s value, or $69.75 million and prepaid hire representing the remaining 10%. From the proceeds, $44.5 million was used to repay the vessel’s secured tranche of the December 2015 secured revolving credit facility. Simultaneous with this sale, the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10 from date of commencement of the charter where we have the option to repurchase the vessel at fixed pre-determined
amounts. The transaction was closed on October 28, 2019.
Following the sale and leaseback refinancing transaction,
Navigator Aurora
is owned by OCY Aurora Ltd., a Maltese limited liability company. OCY Aurora Ltd., the “lessor entity”, is a wholly owned subsidiary of Ocean Yield Malta Limited, whose parent is Ocean Yield ASA, a listed company on the Oslo stock exchange. The Company does not hold any shares or voting rights in the lessor entity. Under U.S. GAAP the entity is considered to be a VIE. By virtue of the sale and leaseback transaction we have entered into with the lessor entity, we are deemed to be the primary beneficiary of the VIE and are required by U.S. GAAP to consolidate the VIE into our results. Although consolidated into our results, we have no control over the funding arrangements negotiated by the lessor VIE such as interest rates, maturity and repayment profiles. Furthermore, our consolidation of the lessor VIE into our financial results is dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor VIE entity.
The lessor VIE, OCY Aurora Ltd., was incorporated in 2019 and as of June 30, 2020, had total assets and liabilities, of $65.8 million and $64.8 million, respectively (December 31, 2019: $69.1 million and $69.0 million respectively). These amounts have been included in the Company’s consolidated balance sheets as of December 31, 2019 and June 30, 2020.
The primary assets and liabilities of the lessor VIE that impact the Company’s consolidated balance sheets and the financial statement line items in which they are presented as of December 31, 2019 and June 30, 2020, are as follows:

	December 31, 2019	June 30, 2020
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$796	$32

Liabilities
Amounts due to related parties, current	$451	$291
Amounts due to related parties, non-current	68,206	64,483

The primary impact of the lessor VIE’s operations on the Company’s consolidated statements of operations is interest expense of $0.5 million and $1.1 million for the three and six months ended June 30, 2020 respectively. There was no impact for the three and six months ended June 30, 2019. The primary impact of the lessor VIE’s cash flows on the Company’s consolidated statements of cash flows is net cash used in financing activities of $3.7 million arising from repayments of the Navigator Aurora facility in the six months ended June 30, 2020. There was no impact for the six months ended June 30, 2019.